TAXATION (Income Tax Rate Reconciliation) (Details)	1 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statutory CIT rate	15.00%	15.00%	25.00%	25.00%	25.00%
Share-based compensation expenses			1.10%	6.60%	1.10%
Change in fair value of convertible senior notes and capped call options			0.00%	0.00%	2.20%
Accrued payroll and welfare expenses			4.20%	13.40%	1.00%
Change of enacted tax rate			(3.20%)	(12.10%)	0.40%
Other tax preferences			(19.50%)	(42.30%)	(0.00%)
Difference in tax rate of a subsidiary outside the PRC			0.60%	7.50%	0.90%
Effect of tax holiday for subsidiaries			(14.00%)	(8.80%)	(10.90%)
Change in valuation allowance			6.90%	13.80%	0.90%
Effective tax rate			1.10%	3.10%	20.60%